Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of discontinued operations
As at December 31, 2023, the disposal group was stated at fair value less costs to sell and comprised the following assets and liabilities:

	December 31, 2023	December 31, 2022

Cash	$770	$356
Accounts receivable and other	1,276	1,150
Inventories	1,586	1,501
Property, plant, and equipment	23,995	24,731
Assets held for sale	$27,627	$27,738

Accounts payable and accrued liabilities	$(228)	$(168)
Asset retirement obligations	(10,639)	(10,311)
Liabilities associated with assets held for sale	$(10,867)	$(10,479)
The results from operations of the Romanian reporting segment include:

	Year ended December 31,
	2023	2022

Expenses	$(4,407)	$(2,801)
Impairment of property and equipment	—	(394,723)
Loss from operations	(4,407)	(397,524)
Income tax recovery	—	(20,039)
Loss from discontinued operations, net of tax	$(4,407)	$(377,485)

Loss from discontinued operations attributable to shareholders of the Company	$(1,553)	$(304,648)
Loss from discontinued operations attributable to non-controlling interest	$(2,854)	$(72,837)

Basic loss per share attributable to shareholders of the Company	$(0.01)	$(1.66)
Diluted loss per share attributable to shareholders of the Company	$(0.01)	$(1.66)